Document and Entity Information	Apr. 18, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	WATSCO INC
Amendment Flag	false
Entity Central Index Key	0000105016
Document Type	8-K
Document Period End Date	Apr. 18, 2023
Entity Incorporation State Country Code	FL
Entity File Number	1-5581
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	714-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.50 par value
Trading Symbol	WSO
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B common stock, $0.50 par value
Trading Symbol	WSOB
Security Exchange Name	NYSE